SHARE-BASED COMPENSATION (Details 1) - Share options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Share options outstanding beginning balance	4,921,998
Number of Options, Granted	118,348
Number of Options, Forfeited	(48,704)
Number of Options, Exercised	(1,528,104)	(1,591,004)	(2,802,488)
Number of Options, Share options outstanding ending balance	3,463,538	4,921,998
Number of Options, Share options vested or expected to vest at December 31, 2015	3,413,317
Number of Options, Share options exercisable at December 31, 2015	702,848
Weighted Average Exercise Price, Share options outstanding begining balance	$ 2.23
Weighted Average Exercise Price, Granted	4.76
Weighted Average Exercise Price, Forfeited	5.09
Weighted Average Exercise Price, Exercised	2.40
Weighted Average Exercise Price, Share options outstanding endining balance	2.21	$ 2.23
Weighted Average Exercise Price, Share options vested or expected to vest at December 31, 2015	2.16
Weighted Average Exercise Price, Share options exercisable at December 31, 2015	$ 3.22
Weighted Average Remaining Contractual Life, Share options outstanding at December 31, 2015	3 years 1 month 10 days
Weighted Average Remaining Contractual Life, Share options vested or expected to vest at December 31, 2015	3 years 1 month 2 days
Weighted Average Remaining Contractual Life, Share options exercisable at December 31, 2015	2 years 10 months 17 days
Aggregate Intrinsic Value, Share options outstanding at December 31, 2015	$ 19,430
Aggregate Intrinsic Value, Share options vested or expected to vest at December 31, 2015	19,308
Aggregate Intrinsic Value, Share options exercisable at December 31, 2015	$ 3,229